Share Capital - Schedule of Share Capital and Share Premium (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2021 shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares
Disclosure Of Classes Of Share Capital [Line Items]
Balance		¥ (1,024,945)		¥ (298,287)	¥ (127,093)
Issuance of Ordinary Shares		1,305,819
Conversion from preferred shares to ordinary shares		2,743,625
Exercise of stock options		1,005			49
Balance		¥ 1,735,831	$ 272,257	¥ (1,024,945)	¥ (298,287)
Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Balance, shares | shares		19,653,791	19,653,791	17,684,770	17,684,770
Issuance of Ordinary Shares, shares | shares		12,937,500	12,937,500
Conversion from preferred shares to ordinary shares, shares | shares		24,791,804	24,791,804
Repurchase of ordinary shares, shares | shares	(20,765)	(20,765)	(20,765)
Issuance of shares to Co-Founders, shares | shares		121,080	121,080	282,526
Issuance of treasury shares, shares | shares				1,686,495
Balance, shares | shares		57,483,410	57,483,410	19,653,791	17,684,770
Share Capital
Disclosure Of Classes Of Share Capital [Line Items]
Balance		¥ 24		¥ 21	¥ 21
Issuance of Ordinary Shares		14
Conversion from preferred shares to ordinary shares		28
Issuance of shares to Co-Founders				1
Issuance of treasury shares				2
Balance		66		24	21
Share Premium
Disclosure Of Classes Of Share Capital [Line Items]
Balance		41,466		38,123	38,074
Issuance of Ordinary Shares		1,305,805
Conversion from preferred shares to ordinary shares		2,743,597
Issuance of shares to Co-Founders		1,417		3,343
Exercise of stock options		2,149			49
Balance		4,094,434		41,466	38,123
Share Capital and Share Premium
Disclosure Of Classes Of Share Capital [Line Items]
Balance		41,490		38,144	38,095
Issuance of Ordinary Shares		1,305,819
Conversion from preferred shares to ordinary shares		2,743,625
Issuance of shares to Co-Founders		1,417		3,344
Issuance of treasury shares				2
Exercise of stock options		2,149			49
Balance		¥ 4,094,500		¥ 41,490	¥ 38,144